STATEMENTS OF FINANCIAL CONDITION - NET ASSET VALUE PER UNIT - $ / shares		Dec. 31, 2016	Jan. 25, 2016	Dec. 31, 2015		Dec. 07, 2015	[2]	Nov. 16, 2015	[1]	Dec. 31, 2014	Dec. 31, 2013
Class A
NET ASSET VALUE PER UNIT:
Net asset value per unit (in dollars per unit)		$ 1.0385		$ 1.1098						$ 1.2045	$ 1.0369
Class C
NET ASSET VALUE PER UNIT:
Net asset value per unit (in dollars per unit)		0.9851		1.0633						1.1656	1.0135
Class D
NET ASSET VALUE PER UNIT:
Net asset value per unit (in dollars per unit)		1.3421		1.4130						1.5105	1.2809
Class I
NET ASSET VALUE PER UNIT:
Net asset value per unit (in dollars per unit)		1.1267		1.1993						1.2963	1.1115
Class M
NET ASSET VALUE PER UNIT:
Net asset value per unit (in dollars per unit)		0.9915		1.0438						$ 1.1158	$ 0.9463
Class AA
NET ASSET VALUE PER UNIT:
Net asset value per unit (in dollars per unit)		0.9133		0.9858	[1]			$ 1.0000
Class II
NET ASSET VALUE PER UNIT:
Net asset value per unit (in dollars per unit)		0.9382		$ 1.0011	[2]	$ 1.0000
Class MM
NET ASSET VALUE PER UNIT:
Net asset value per unit (in dollars per unit)	[3]	$ 0.9106	$ 1.0000

[1]	Class AA units issued on November 16, 2015, and the ratios have been annualized.
[2]	Class II units issued on December 7, 2015, and the ratios have been annualized.
[3]	Class MM units issued on January 25, 2016, and the ratios have been annualized.